STOCK OPTIONS, AWARDS AND WARRANTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of stock options, common stock awards and stock warrants

Transactions involving our stock options for the year to date period ending June 30, 2019 are summarized as follows:

	Number of Shares	Weighted Average Strike Price/Share	Weighted Average Remaining Contractual Term ( Years)	Aggregate Intrinsic Value
Outstanding — December 31, 2018	547,662	$5.27	2.7	$—
Granted (weighted-average fair value of $2.21 per share)	696,252	3.45	3.0	842,465
Exercised	—	—	—	—
Forfeited	(2,400)	13.50	—	—
Outstanding — June 30, 2019	1,241,514	4.24	2.3	521,436
Vested (exercisable) — June 30, 2019	348,933	6.15	2.3	—
Expected to vest after June 30, 2019 (unexercisable)	892,581	$3.49	2.3	$1,044,320

Transactions involving our stock options for the years ended December 31, 2018 and 2017, respectively, are summarized as follows:

	2018		2017
		Weighted		Weighted
		Average		Average
		Exercise		Exercise
	Number	Price	Number	Price
Outstanding, beginning of the period	414,300	$6.65	575,800	$6.97
Granted during the period	480,236	3.57	—	—
Exercised during the period	—	—	—	—
Forfeited during the period	(366,874)	4.84	(161,500)	7.26
Outstanding, end of the period	537,662	$5.94	414,300	$6.97

Exercisable at the end of the period	331,993	6.8	288,630	6.65

Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of stock options, common stock awards and stock warrants

Transactions involving our stock warrants for the year to date period ended June 30, 2019 include the following:

	Number of Shares	Weighted Average Strike Price/Share	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding — December 31, 2018	4,325,423	$3.77	2.9	$3,849,626
Granted	399,610	4.81	5.0	—
Exercised	(328,667)	3.49	0.3	384,540
Forfeited	—		—	—
Outstanding — June 30, 2019	4,396,366	3.90	2.7	3,341,238
Vested (exercisable) — June 30, 2019	4,096,366	3.83	2.6	3,399,984
Expected to vest after June 30, 2019 (unexercisable)	300,000	$5.00	4.8	$—

Transactions involving our stock warrants for the years ended December 31, 2018 and 2017, respectively, are summarized as follows:

	2018		2017
		Weighted		Weighted
		Average		Average
		Exercise		Exercise
	Number	Price	Number	Price
Outstanding, beginning of the period	2,485,005	$5.09	2,976,863	$6.45
Granted during the period	2,162,058	3.00	2,121,433	3.73
Exercised during the period	(95,238)	2.25	(428,469)	3
Forfeited during the period	(226,402)	6.95	(2,184,822)	6.04
Outstanding, end of the period	4,325,423	5.05	2,485,005	5.09

Exercisable at the end of the period	4,325,423	5.05	2,485,005	5.09

Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of stock options, common stock awards and stock warrants

Transactions involving our common stock awards for the years ended December 31, 2018 and 2017, respectively, are summarized as follows:

	2018	2017
	Number	Number
Outstanding, beginning of the period	54,669	116,666
Granted during the period	—	—
Vested during the period	(53,334)	(55,998)
Forfeited during the period	(1,335)	(6,000)
Unvested at the end of the period	—	54,669